LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values	¥ (14,390)	¥ (4,000)
Total equity investments without readily determinable fair values, net	12,602	22,992
Equity method investments
Impairment of equity method investments	(10,244)	(524)
Total equity method investments, net	10,215	18,868
Total long-term investments	22,817	41,860	$ 3,126
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	11,992	11,992
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	15,000	15,000
Companies providing hockey program management
Equity method investments
Total equity method investments, net	1,589	2,257
A company providing Internet product solutions
Equity method investments
Total equity method investments, net	¥ 18,870	¥ 17,135